Workforce Reduction Workforce Reduction (Notes) (Tables)	12 Months Ended
May 25, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
In accordance with these actions, we incurred employee termination benefits costs and other costs which are included in selling, general and administrative expenses in our consolidated statements of earnings as follows:

Fiscal Year
(in millions)	2014
Employee termination benefits (1)	$17.2
Other (2)	0.9
Total	$18.1

(1)	Includes salary and stock-based compensation expense.

(2)	Includes postemployment medical, outplacement and relocation costs.

Other Current Liabilities
The following table summarizes the accrued employee termination benefits and other costs which are primarily included in other current liabilities on our consolidated balance sheet as of May 25, 2014:

(in millions)	September 2013 Plan	January 2014 Plan	May 2014 Plan	Payments	Adjustments	Balance at May 25, 2014

Employee termination benefits (1)	$7.7	$0.7	$5.0	$(4.9)	$(0.3)	$8.2
Other	0.8	0.1	0.2	(0.5)	(0.2)	0.4
Total	$8.5	$0.8	$5.2	$(5.4)	$(0.5)	$8.6

(1)	Excludes costs associated with stock options and restricted stock that will be settled in shares upon vesting.